Summary of Significant Accounting Policies - Revenue - Data Center (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Lessor, Lease, Description [Line Items]
2022	$ 5,838
2023	5,208
2024	3,631
2025	1,504
2026	1,075
Data center lease-based intangible assets
Lessor, Lease, Description [Line Items]
2022	266,109
2023	218,324
2024	179,169
2025	126,269
2026	$ 98,440